Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2021	$ 58.0
2022	60.0
2023	61.0
2024	62.0
2025	63.0
2026-2030	339.0
SERP
Defined Benefit Plan Disclosure [Line Items]
2021	3.2
2022	3.2
2023	3.2
2024	3.2
2025	3.1
2026-2030	15.1
PBOP
Defined Benefit Plan Disclosure [Line Items]
2021	4.9
2022	5.0
2023	4.9
2024	4.9
2025	4.9
2026-2030	$ 24.0